ANNUITY INVESTORS VARIABLE ACCOUNT A

Financial Statements

Year Ended December 31, 2023 with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and Contract Holders of Annuity Investors Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Annuity Investors Variable Account A (the Separate Account), as of December 31, 2023, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the three-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2023, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for each of the years or periods in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023 by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 19, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco V.I. Government Securities Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

Statement of operations for the period from January 1, 2023 to July 28, 2023 (liquidation) and the statements of changes in net assets for the period from January 1, 2023 to July 28, 2023 (liquidation) and the year ended December 31, 2022.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and Contract Holders of Annuity Investors Variable Account A

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account A (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Government Securities Fund-Series I Shares

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund-Class I

BlackRock Global Allocation V.I. Fund-Class I

BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2023

Assets:	Shares	Cost	Fair Value
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	51,225.891	$763,525	$716,138
Invesco V.I. Capital Appreciation Fund-Series I Shares	32,363.295	1,587,287	1,523,340
Invesco V.I. Core Equity Fund-Series I Shares	4,209.651	127,432	123,301
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	43,019.534	3,070,901	2,702,057
Invesco V.I. Government Securities Fund-Series I Shares	54,896.753	615,257	566,534
Invesco V.I. Main Street Fund®-Series I Shares	8,463.945	193,009	154,213
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	56,707.100	780,315	806,375
VP Large Company Value Fund-Class I	81,622.869	1,259,209	1,448,806
VP Mid Cap Value Fund-Class I	86,536.155	1,709,034	1,682,263
VP Ultra® Fund-Class I	11,268.838	282,249	289,046
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	266,398.010	3,567,065	3,447,190
BlackRock Global Allocation V.I. Fund-Class I	86,347.101	1,450,652	1,408,321
BlackRock Government Money Market V.I. Fund-Class I	195,025.766	195,025	195,026
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	120,622.627	865,434	825,059
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	125,137.500	3,246,993	3,505,101
BNY Mellon Stock Index Fund, Inc.-Initial Shares	221,756.164	11,136,977	15,318,916
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	64,859.530	2,380,931	2,917,382
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	169,539.475	6,183,706	5,937,272
Government Money Market Portfolio	1,611,648.200	1,611,648	1,611,648
Growth and Income Portfolio-Initial Shares	54,658.336	1,619,552	1,766,557
Opportunistic Small Cap Portfolio-Initial Shares	56,084.700	2,554,924	2,351,631
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	120,902.067	1,720,856	1,647,895
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	239,919.257	7,830,969	10,863,544
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	101,966.088	7,012,304	7,802,445
Janus Henderson VIT Forty Portfolio-Institutional Shares	110,775.714	4,450,386	5,245,230
Janus Henderson VIT Global Research Portfolio-Institutional Shares	101,146.405	4,251,454	6,180,045
Janus Henderson VIT Overseas Portfolio-Service Shares	60,258.868	1,633,188	2,415,175
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I	103,888.848	1,813,381	1,510,544
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	44,530.519	333,326	319,729
PIMCO Real Return Portfolio-Administrative Class	73,179.602	920,756	846,688

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2023

Net assets attributable to variable annuity contract holders (Note 2):	Units	Unit Value	Fair Value
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	18,799.723	$38.082189	$715,935
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	5.044	40.302281	203
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	37,679.655	40.428724	1,523,340
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	3,754.930	28.906039	108,540
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	483.967	30.498994	14,761
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	207,227.766	12.954616	2,684,556
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	1,335.983	13.099593	17,501
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	39,409.706	14.317695	564,256
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	15.334082	2,278
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	3,997.653	38.448288	153,703
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	40.689501	510
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	34,329.156	21.837827	749,674
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	22.489093	56,701
VP Large Company Value Fund-Class I - 1.25% series contract	52,671.688	27.419048	1,444,208
VP Large Company Value Fund-Class I - 0.95% series contract	158.468	29.017531	4,598
VP Mid Cap Value Fund-Class I - 1.25% series contract	38,338.680	43.215395	1,656,821
VP Mid Cap Value Fund-Class I - 0.95% series contract	556.289	45.734457	25,442
VP Ultra® Fund-Class I - 1.25% series contract	4,257.661	57.957590	246,764
VP Ultra® Fund-Class I - 0.95% series contract	689.353	61.335573	42,282
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	44,513.839	76.181427	3,391,128
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	676.190	82.909333	56,062
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	31,571.538	44.217204	1,396,005
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	255.932	48.122426	12,316
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	155,348.069	1.236033	192,015
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	2,279.887	1.320578	3,011
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	21,655.103	36.339667	786,939
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	964.377	39.527628	38,120
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	52,761.482	64.494866	3,402,844
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,498.173	68.254234	102,257
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	170,481.878	85.391338	14,557,676
BNY Mellon Stock Index Fund, Inc. -Initial Shares - 0.95% series contract	8,191.325	92.932462	761,240
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	42,577.936	60.652895	2,582,475
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,073.522	66.010672	334,907
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	65,888.238	84.411051	5,561,695
Appreciation Portfolio-Intial Shares - 0.95% series contract	4,088.354	91.865106	375,577
Government Money Market Portfolio - 1.25% series contract	1,588,468.383	0.998540	1,586,152
Government Money Market Portfolio - 0.95% series contract	24,187.552	1.054107	25,496
Growth and Income Portfolio-Intial Shares - 1.25% series contract	31,050.073	55.944877	1,737,092
Growth and Income Portfolio-Intial Shares - 0.95% series contract	485.960	60.632232	29,465
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	59,962.725	37.126690	2,226,217
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,116.804	40.238036	125,414
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	37,371.281	43.881146	1,639,894
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	47.276298	8,001
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	105,569.341	84.723103	8,944,162
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	20,816.223	92.206064	1,919,382
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	76,602.914	99.178190	7,597,338
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,900.189	107.940132	205,107
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	83,897.091	61.286528	5,141,761
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	1,567.038	66.028154	103,469
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	92,945.915	58.201364	5,409,579
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	12,163.477	63.342608	770,466
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	99,653.845	24.224456	2,414,060
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	42.988	25.944797	1,115
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I - 1.25% series contract	26,465.590	55.662728	1,473,147
U.S. Real Estate Portfolio-Class I - 0.95% series contract	619.904	60.327085	37,397
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	14,592.842	21.909996	319,729
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	58,263.408	14.532071	846,688

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

For The Year Ended December 31, 2023

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$4,180	$8,057	$(3,877)	$(2,601)	$137,226	$(43,849)	$90,776	$86,899
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	17,195	(17,195)	(26,116)	0	446,146	420,030	402,835
Invesco V.I. Core Equity Fund-Series I Shares	845	1,385	(540)	(1,048)	2,727	21,257	22,936	22,396
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	34,333	(34,333)	(99,330)	0	435,472	336,142	301,809
Invesco V.I. Government Securities Fund-Series I Shares	9,590	5,916	3,674	(5,171)	0	18,674	13,503	17,177
Invesco V.I. Main Street Fund®-Series I Shares	1,211	1,768	(557)	(5,179)	9,851	23,515	28,187	27,630
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	9,193	(9,193)	(16,008)	1,159	157,217	142,368	133,175
VP Large Company Value Fund-Class I	36,517	17,367	19,150	38,886	38,876	(57,104)	20,658	39,808
VP Mid Cap Value Fund-Class I	37,598	20,214	17,384	(23,644)	181,952	(93,096)	65,212	82,596
VP Ultra® Fund-Class I	0	3,065	(3,065)	(3,713)	17,936	75,940	90,163	87,098
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	58,617	39,991	18,626	(28,284)	131,091	336,942	439,749	458,375
BlackRock Global Allocation V.I. Fund-Class I	30,020	16,859	13,161	(4,535)	0	138,657	134,122	147,283
BlackRock Government Money Market V.I. Fund-Class I	9,249	3,651	5,598	0	0	0	0	5,598
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	51,813	9,827	41,986	(8,577)	0	55,372	46,795	88,781
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	0	37,915	(37,915)	84,053	0	1,319,028	1,403,081	1,365,166
BNY Mellon Stock Index Fund, Inc.-Initial Shares	209,514	185,286	24,228	1,146,968	551,648	1,521,277	3,219,893	3,244,121
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	20,364	33,980	(13,616)	75,190	327,015	169,889	572,094	558,478
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	41,700	72,624	(30,924)	(149,558)	501,482	718,505	1,070,429	1,039,505
Government Money Market Portfolio	35,337	8,909	26,428	0	0	0	0	26,428
Growth and Income Portfolio-Initial Shares	10,826	20,728	(9,902)	21,063	182,429	178,353	381,845	371,943
Opportunistic Small Cap Portfolio-Initial Shares	8,043	29,929	(21,886)	(32,035)	54,212	167,579	189,756	167,870
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	16,983	19,014	(2,031)	(37,713)	36,406	226,875	225,568	223,537
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	224,134	129,921	94,213	518,816	0	803,866	1,322,682	1,416,895
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	11,857	92,331	(80,474)	105,811	502,871	609,937	1,218,619	1,138,145
Janus Henderson VIT Forty Portfolio-Institutional Shares	9,029	57,616	(48,587)	56,718	0	1,468,288	1,525,006	1,476,419
Janus Henderson VIT Global Research Portfolio-Institutional Shares	55,818	75,048	(19,230)	640,365	175,058	568,030	1,383,453	1,364,223
Janus Henderson VIT Overseas Portfolio-Service Shares	33,884	29,718	4,166	97,810	0	110,230	208,040	212,206
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I (*)	69,814	11,571	58,243	(459,390)	0	432,231	(27,159)	31,084
U.S. Real Estate Portfolio-Class I	31,570	17,465	14,105	(68,718)	0	234,224	165,506	179,611
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16,585	3,678	12,907	(8,770)	0	26,563	17,793	30,700
PIMCO Real Return Portfolio-Administrative Class	23,733	9,983	13,750	(6,844)	0	11,548	4,704	18,454

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2023

	Changes From Operations						Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares		Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions		Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(3,877)	$(2,601	) $	137,226	$(43,849)	$86,899	$0	$36,257	$2,988	$(33,269	) $	53,630	$662,508	$716,138
Invesco V.I. Capital Appreciation Fund-Series I Shares	(17,195)	(26,116)		0	446,146	402,835	756	24,920	(56,675)	(80,838)		321,997	1,201,343	1,523,340
Invesco V.I. Core Equity Fund-Series I Shares	(540)	(1,048)		2,727	21,257	22,396	0	2,662	(0)	(2,662)		19,734	103,567	123,301
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(34,333)	(99,330)		0	435,472	301,809	6,899	366,368	(16,735)	(376,204)		(74,395)	2,776,452	2,702,057
Invesco V.I. Government Securities Fund-Series I Shares	3,674	(5,171)		0	18,674	17,177	633	26,109	121,156	95,679		112,856	453,678	566,534
Invesco V.I. Main Street Fund®-Series I Shares	(557)	(5,179)		9,851	23,515	27,630	0	4,477	(205)	(4,682)		22,948	131,265	154,213
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(9,193)	(16,008)		1,159	157,217	133,175	9,889	110,800	31,219	(69,692)		63,483	742,892	806,375
VP Large Company Value Fund-Class I	19,150	38,886		38,876	(57,104)	39,808	7,619	86,986	49,636	(29,731)		10,077	1,438,729	1,448,806
VP Mid Cap Value Fund-Class I	17,384	(23,644)		181,952	(93,096)	82,596	13,390	162,016	48,673	(99,953)		(17,357)	1,699,620	1,682,263
VP Ultra® Fund-Class I	(3,065)	(3,713)		17,936	75,940	87,098	798	5,580	(8,634)	(13,416)		73,682	215,364	289,046
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	18,626	(28,284)		131,091	336,942	458,375	6,052	249,168	75,303	(167,813)		290,562	3,156,628	3,447,190
BlackRock Global Allocation V.I. Fund-Class I	13,161	(4,535)		0	138,657	147,283	2,084	75,083	5,585	(67,413)		79,870	1,328,451	1,408,321
BlackRock Government Money Market V.I. Fund-Class I	5,598	0		0	0	5,598	3,172	8,567	(7,562)	(12,957)		(7,359)	202,385	195,026
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	41,986	(8,577)		0	55,372	88,781	199	61,006	3,164	(57,643)		31,138	793,921	825,059
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(37,915)	84,053		0	1,319,028	1,365,166	8,652	342,483	(48,345)	(382,175)		982,991	2,522,110	3,505,101
BNY Mellon Stock Index Fund, Inc.-Initial Shares	24,228	1,146,968		551,648	1,521,277	3,244,121	43,505	2,066,888	(84,852)	(2,108,236)		1,135,885	14,183,031	15,318,916
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(13,616)	75,190		327,015	169,889	558,478	11,607	170,340	(93,448)	(252,180)		306,298	2,611,084	2,917,382
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(30,924)	(149,558)		501,482	718,505	1,039,505	15,252	676,977	(91,173)	(752,897)		286,608	5,650,664	5,937,272
Government Money Market Portfolio	26,428	0		0	0	26,428	376	80,648	1,574,253	1,493,981		1,520,409	91,239	1,611,648
Growth and Income Portfolio-Initial Shares	(9,902)	21,063		182,429	178,353	371,943	4,765	152,843	(4,207)	(152,284)		219,659	1,546,898	1,766,557
Opportunistic Small Cap Portfolio-Initial Shares	(21,886)	(32,035)		54,212	167,579	167,870	15,042	278,998	4,936	(259,020)		(91,150)	2,442,781	2,351,631
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(2,031)	(37,713)		36,406	226,875	223,537	7,741	90,490	19,326	(63,424)		160,113	1,487,782	1,647,895
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	94,213	518,816		0	803,866	1,416,895	21,450	1,065,020	(105,419)	(1,148,989)		267,906	10,595,638	10,863,544
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(80,474)	105,811		502,871	609,937	1,138,145	24,241	396,796	(54,001)	(426,557)		711,588	7,090,857	7,802,445
Janus Henderson VIT Forty Portfolio-Institutional Shares	(48,587)	56,718		0	1,468,288	1,476,419	17,514	230,227	(4,349)	(217,063)		1,259,356	3,985,874	5,245,230
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(19,230)	640,365		175,058	568,030	1,364,223	32,314	864,490	(155,825)	(988,001)		376,222	5,803,823	6,180,045
Janus Henderson VIT Overseas Portfolio-Service Shares	4,166	97,810		0	110,230	212,206	12,404	160,587	(49,585)	(197,769)		14,437	2,400,738	2,415,175
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I (*)	58,243	(459,390)		0	432,231	31,084	537	57,067	(1,547,383)	(1,603,912)		(1,572,828)	1,572,828	0
U.S. Real Estate Portfolio-Class I	14,105	(68,718)		0	234,224	179,611	8,459	91,220	37,822	(44,939)		134,672	1,375,872	1,510,544
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	12,907	(8,770)		0	26,563	30,700	2,880	18,552	22,766	7,094		37,794	281,935	319,729
PIMCO Real Return Portfolio-Administrative Class	13,750	(6,844)		0	11,548	18,454	1,164	63,906	116,520	53,778		72,232	774,456	846,688

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(3,509)	$17,974	$121,042	$(167,481)	$(31,974)	$0	$96,129	$(9,981)	$(106,110)	$(138,084)	$800,592	$662,508
Invesco V.I. Capital Appreciation Fund-Series I Shares	(17,826)	98,102	478,984	(1,149,885)	(590,625)	804	326,862	101,233	(224,825)	(815,450)	2,016,793	1,201,343
Invesco V.I. Core Equity Fund-Series I Shares	(440)	(3,069)	17,611	(48,392)	(34,290)	118	22,158	730	(21,310)	(55,600)	159,167	103,567
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(39,970)	40,175	852,954	(2,239,501)	(1,386,342)	8,282	225,315	(25,574)	(242,607)	(1,628,949)	4,405,401	2,776,452
Invesco V.I. Government Securities Fund-Series I Shares	3,448	(3,138)	0	(60,578)	(60,268)	338	25,233	(13,248)	(38,143)	(98,411)	552,089	453,678
Invesco V.I. Main Street Fund®-Series I Shares	335	(685)	54,203	(89,636)	(35,783)	0	1,782	799	(983)	(36,766)	168,031	131,265
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(10,196)	(5,935)	118,016	(436,077)	(334,192)	7,758	133,092	(17,317)	(142,651)	(476,843)	1,219,735	742,892
VP Large Company Value Fund-Class I	12,935	48,741	85,321	(172,810)	(25,813)	3,422	163,287	(59,347)	(219,211)	(245,024)	1,683,753	1,438,729
VP Mid Cap Value Fund-Class I	17,806	69,340	251,166	(387,416)	(49,104)	9,573	310,409	(78,603)	(379,439)	(428,543)	2,128,163	1,699,620
VP Ultra® Fund-Class I	(3,774)	27,529	35,186	(207,473)	(148,532)	812	230,285	9,647	(219,826)	(368,358)	583,722	215,364
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	5,852	(89,020)	324,753	(456,214)	(214,629)	5,795	262,424	(78,687)	(335,316)	(549,945)	3,706,573	3,156,628
BlackRock Global Allocation V.I. Fund-Class I	(19,029)	(25,813)	19,073	(275,966)	(301,735)	2,148	189,269	(1,158)	(188,279)	(490,014)	1,818,465	1,328,451
BlackRock Government Money Market V.I. Fund-Class I	306	0	0	0	306	3,259	11,571	15,869	7,557	7,863	194,522	202,385
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	31,873	(21,227)	0	(135,024)	(124,378)	918	140,156	(14,729)	(153,967)	(278,345)	1,072,266	793,921
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	(41,008)	234,207	323,772	(2,921,036)	(2,404,065)	9,281	555,266	(31,609)	(577,594)	(2,981,659)	5,503,769	2,522,110
BNY Mellon Stock Index Fund, Inc.-Initial Shares	13,895	843,098	1,336,609	(5,755,841)	(3,562,239)	45,226	1,402,587	(23,990)	(1,381,350)	(4,943,589)	19,126,620	14,183,031
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(20,451)	68,111	210,825	(1,115,064)	(856,579)	11,255	208,598	(35,122)	(232,465)	(1,089,044)	3,700,128	2,611,084
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(35,088)	(107,890)	1,829,672	(3,147,227)	(1,460,533)	18,927	641,598	(160,097)	(782,768)	(2,243,301)	7,893,965	5,650,664
Government Money Market Portfolio	20	0	0	0	20	62	5,605	(2,162)	(7,705)	(7,685)	98,924	91,239
Growth and Income Portfolio-Initial Shares	(8,313)	121,715	345,592	(834,281)	(375,287)	4,522	710,833	(2,604)	(708,915)	(1,084,202)	2,631,100	1,546,898
Opportunistic Small Cap Portfolio-Initial Shares	(34,377)	20,989	574,074	(1,134,435)	(573,749)	15,769	241,022	(137,795)	(363,048)	(936,797)	3,379,578	2,442,781
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(5,336)	(12,657)	290,020	(701,757)	(429,730)	8,397	168,810	46,487	(113,926)	(543,656)	2,031,438	1,487,782
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,409	511,042	365,096	(3,266,445)	(2,388,898)	23,848	1,011,758	(110,091)	(1,098,001)	(3,486,899)	14,082,537	10,595,638
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(79,651)	142,713	1,236,719	(2,822,151)	(1,522,370)	22,478	436,398	(31,219)	(445,140)	(1,967,510)	9,058,367	7,090,857
Janus Henderson VIT Forty Portfolio-Institutional Shares	(50,656)	159,485	722,048	(3,070,021)	(2,239,144)	20,641	586,489	(19,133)	(584,981)	(2,824,125)	6,809,999	3,985,874
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(11,553)	221,438	695,324	(2,469,088)	(1,563,879)	34,528	367,723	(136,196)	(469,392)	(2,033,271)	7,837,094	5,803,823
Janus Henderson VIT Overseas Portfolio-Service Shares	10,297	70,864	0	(353,156)	(271,995)	10,243	298,835	17,725	(270,867)	(542,862)	2,943,600	2,400,738
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	46,907	(31,728)	30,759	(354,750)	(308,812)	1,228	224,497	(21,723)	(244,993)	(553,805)	2,126,633	1,572,828
U.S. Real Estate Portfolio-Class I	21	(16,690)	351,312	(869,914)	(535,271)	7,057	107,153	26,084	(74,012)	(609,283)	1,985,155	1,375,872
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	11,582	(3,764)	0	(47,532)	(39,714)	536	12,877	(12,443)	(24,784)	(64,498)	346,433	281,935
PIMCO Real Return Portfolio-Administrative Class	50,112	12,157	0	(190,165)	(127,896)	1,349	208,079	(13,944)	(220,674)	(348,570)	1,123,026	774,456

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(1) ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2023 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•  Invesco V.I. American Value Fund-Series I Shares

•  Invesco V.I. Capital Appreciation Fund-Series I Shares

•  Invesco V.I. Core Equity Fund-Series I Shares

•  Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•  Invesco V.I. Government Securities Fund-Series I Shares

•  Invesco V.I. Main Street Fund®-Series I Shares

American Century Variable Portfolios, Inc:

•  VP Capital Appreciation Fund-Class I

•  VP Large Company Value Fund-Class I

•  VP Mid Cap Value Fund-Class I

•  VP Ultra® Fund-Class I

BlackRock Variable Series Funds, Inc.:

•  BlackRock Basic Value V.I. Fund-Class I

•  BlackRock Global Allocation V.I. Fund-Class I

•  BlackRock Government Money Market V.I. Fund-Class I

BlackRock Variable Series Funds II, Inc.:

•  BlackRock High Yield V.I. Fund-Class I

BNY Mellon Investment Portfolios:

•  Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•  Appreciation Portfolio-Initial Shares

•  Government Money Market Portfolio

•  Growth and Income Portfolio-Initial Shares

•  Opportunistic Small Cap Portfolio-Initial Shares

Deutsche DWS Investments VIT Funds:

•  DWS Small Cap Index VIP-Class A

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1) ORGANIZATION - Continued

Janus Aspen Series:

•  Janus Henderson VIT Balanced Portfolio-Institutional Shares

•  Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•  Janus Henderson VIT Forty Portfolio-Institutional Shares

•  Janus Henderson VIT Global Research Portfolio-Institutional Shares

•  Janus Henderson VIT Overseas Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•  Core Plus Fixed Income Portfolio-Class I

•  U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•  PIMCO High Yield Portfolio-Administrative Class

•  PIMCO Real Return Portfolio-Administrative Class

The Morgan Stanley Core Plus Fixed Income Portfolio was liquidated on July 28, 2023. If variable annuity contract owners had money allocated to the Morgan Stanley Core Plus Fixed Income Portfolio-Class I Sub-Account on July 28, 2023, the money was transferred to the subaccount for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Fair Value Measurements-Continued

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2023.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3) DEDUCTIONS AND EXPENSES-Continued

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2023:

1.25% Series Contracts	$978,458
0.95% Series Contracts	46,079

$1,024,537

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the product and number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $13,130 for the year ended December 31, 2023.

(4) OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2023, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$156,198	$56,118
Invesco V.I. Capital Appreciation Fund-Series I Shares	41,049	139,082
Invesco V.I. Core Equity Fund-Series I Shares	3,572	4,047
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	17,919	428,456
Invesco V.I. Government Securities Fund-Series I Shares	132,700	33,347
Invesco V.I. Main Street Fund®-Series I Shares	11,074	6,462
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	99,898	177,624
VP Large Company Value Fund-Class I	210,254	181,959
VP Mid Cap Value Fund-Class I	360,608	261,225
VP Ultra® Fund-Class I	20,282	18,827
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	300,363	318,459
BlackRock Global Allocation V.I. Fund-Class I	35,419	89,671
BlackRock Government Money Market V.I. Fund-Class I	12,061	19,420
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	58,091	73,748
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	107	420,197
BNY Mellon Stock Index Fund, Inc.-Initial Shares	802,692	2,335,052
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	539,792	478,573
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	545,517	827,856
Government Money Market Portfolio	1,695,060	174,651
Growth and Income Portfolio-Initial Shares	197,871	177,628
Opportunistic Small Cap Portfolio-Initial Shares	72,165	298,859
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	85,646	114,695
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	372,132	1,426,908
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	612,318	616,478
Janus Henderson VIT Forty Portfolio-Institutional Shares	11,418	277,068
Janus Henderson VIT Global Research Portfolio-Institutional Shares	365,478	1,197,651
Janus Henderson VIT Overseas Portfolio-Service Shares	133,245	326,848
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	128,624	1,674,293
U.S. Real Estate Portfolio-Class I	117,589	148,423
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	88,420	68,419
PIMCO Real Return Portfolio-Administrative Class	161,172	93,644

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	19,854.630	460.270	1,515.177	18,799.723
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	5.044	0.000	0.000	5.044
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	39,726.341	1,396.665	3,443.351	37,679.655
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	3,809.314	0.000	54.384	3,754.930
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	528.166	0.000	44.199	483.967
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	238,138.851	2,078.708	32,989.793	207,227.766
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	1,335.983	0.000	0.000	1,335.983
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	32,578.745	8,816.586	1,985.625	39,409.706
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	4,141.046	1.278	144.671	3,997.653
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	0.000	0.000	12.536
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	37,956.639	5,013.679	8,641.162	34,329.156
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	0.000	0.000	2,521.254
VP Large Company Value Fund-Class I - 1.25% series contract	53,663.125	5,254.833	6,246.270	52,671.688
VP Large Company Value Fund-Class I - 0.95% series contract	158.468	0.000	0.000	158.468
VP Mid Cap Value Fund-Class I - 1.25% series contract	40,634.235	3,576.947	5,872.502	38,338.680
VP Mid Cap Value Fund-Class I - 0.95% series contract	556.289	0.000	0.000	556.289
VP Ultra® Fund-Class I - 1.25% series contract	4,538.927	57.489	338.755	4,257.661
VP Ultra® Fund-Class I - 0.95% series contract	689.353	0.000	0.000	689.353
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	46,659.601	1,598.720	3,744.482	44,513.839
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	973.319	0.000	297.129	676.190
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	33,128.409	187.713	1,744.584	31,571.538
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	319.777	0.000	63.845	255.932
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	157,152.877	2,604.563	4,409.371	155,348.069
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	10,640.815	0.000	8,360.928	2,279.887
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	23,355.795	195.914	1,896.606	21,655.103
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	990.955	0.000	26.578	964.377
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	59,943.960	134.146	7,316.624	52,761.482
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,537.454	0.000	39.281	1,498.173
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	197,126.361	877.180	27,521.663	170,481.878
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	8,689.528	0.000	498.203	8,191.325
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	46,491.376	3,545.859	7,459.299	42,577.936
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,666.875	0.000	593.353	5,073.522
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	74,777.441	162.000	9,051.203	65,888.238
Appreciation Portfolio-Intial Shares - 0.95% series contract	4,786.056	0.000	697.702	4,088.354
Government Money Market Portfolio - 1.25% series contract	68,676.035	1,682,945.582	163,153.234	1,588,468.383
Government Money Market Portfolio - 0.95% series contract	24,446.218	5,376.627	5,635.293	24,187.552
Growth and Income Portfolio-Intial Shares - 1.25% series contract	33,514.640	164.151	2,628.718	31,050.073
Growth and Income Portfolio-Intial Shares - 0.95% series contract	997.663	0.000	511.703	485.960
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	67,631.101	565.197	8,233.573	59,962.725
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,124.148	0.000	7.344	3,116.804
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	38,911.271	993.339	2,533.329	37,371.281
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	0.000	0.000	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	118,194.393	2,042.960	14,668.012	105,569.341
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	22,437.867	0.000	1,621.644	20,816.223
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	80,849.244	1,230.176	5,476.506	76,602.914
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,318.063	0.000	417.874	1,900.189
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	88,130.899	299.612	4,533.420	83,897.091
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	1,640.608	0.000	73.570	1,567.038
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	111,016.740	2,859.065	20,929.890	92,945.915
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	12,746.332	0.000	582.855	12,163.477
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	108,227.925	4,472.234	13,046.314	99,653.845
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	0.000	74.301	31.313	42.988
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	77,845.877	2,935.269	80,781.146	0.000
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	251.076	0.000	251.076	0.000
U.S. Real Estate Portfolio-Class I - 1.25% series contract	27,273.128	1,790.399	2,597.937	26,465.590
U.S. Real Estate Portfolio-Class I - 0.95% series contract	629.584	0.000	9.680	619.904
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	14,264.042	3,504.462	3,175.662	14,592.842
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	54,560.636	9,616.791	5,914.019	58,263.408

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6) CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2022	Units Purchased	Units Redeemed	Units Outstanding 12/31/2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	23,015.538	58.607	3,219.515	19,854.630
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	61.929	30.083	86.968	5.044
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	45,503.955	3,119.613	8,897.227	39,726.341
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	77.599	0.000	77.599	0.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.25% series contract	4,713.469	0.000	904.155	3,809.314
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	524.363	91.140	87.337	528.166
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	256,439.477	7,484.503	25,785.129	238,138.851
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	2,533.353	0.000	1,197.370	1,335.983
Invesco V.I. Government Securities Fund-Series I Shares - 1.25% series contract	35,134.131	208.124	2,763.510	32,578.745
Invesco V.I. Government Securities Fund-Series I Shares - 0.95% series contract	148.589	0.000	0.000	148.589
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	4,181.002	7.082	47.038	4,141.046
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	12.536	65.686	65.686	12.536
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.25% series contract	44,678.404	461.679	7,183.444	37,956.639
VP Capital Appreciation Fund-Class I - 0.95% series contract	2,521.254	0.000	0.000	2,521.254
VP Large Company Value Fund-Class I - 1.25% series contract	61,883.535	1,187.497	9,407.907	53,663.125
VP Large Company Value Fund-Class I - 0.95% series contract	158.468	118.639	118.639	158.468
VP Mid Cap Value Fund-Class I - 1.25% series contract	49,647.221	341.396	9,354.382	40,634.235
VP Mid Cap Value Fund-Class I - 0.95% series contract	680.523	24.973	149.207	556.289
VP Ultra® Fund-Class I - 1.25% series contract	8,733.956	295.585	4,490.614	4,538.927
VP Ultra® Fund-Class I - 0.95% series contract	758.675	0.000	69.322	689.353
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I - 1.25% series contract	51,531.031	163.303	5,034.733	46,659.601
BlackRock Basic Value V.I. Fund-Class I - 0.95% series contract	994.813	67.284	88.778	973.319
BlackRock Global Allocation V.I. Fund-Class I - 1.25% series contract	37,610.835	322.602	4,805.028	33,128.409
BlackRock Global Allocation V.I. Fund-Class I - 0.95% series contract	428.978	0.000	109.201	319.777
BlackRock Government Money Market V.I. Fund-Class I - 1.25% series contract	161,559.315	2,722.367	7,128.805	157,152.877
BlackRock Government Money Market V.I. Fund-Class I - 0.95% series contract	579.801	12,443.001	2,381.987	10,640.815
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I - 1.25% series contract	28,085.652	55.240	4,785.097	23,355.795
BlackRock High Yield V.I. Fund-Class I - 0.95% series contract	1,040.790	2.998	52.833	990.955
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares - 1.25% series contract	69,239.537	567.775	9,863.352	59,943.960
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,795.623	1.560	259.729	1,537.454
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	214,995.513	636.556	18,505.708	197,126.361
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	8,958.916	29.617	299.005	8,689.528
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.25% series contract	50,405.155	175.616	4,089.395	46,491.376
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	5,926.106	0.000	259.231	5,666.875
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Intial Shares - 1.25% series contract	84,167.441	743.865	10,133.865	74,777.441
Appreciation Portfolio-Intial Shares - 0.95% series contract	5,756.215	25.746	995.905	4,786.056
Government Money Market Portfolio - 1.25% series contract	85,605.898	1,888.467	18,818.330	68,676.035
Government Money Market Portfolio - 0.95% series contract	15,993.955	10,468.122	2,015.859	24,446.218
Growth and Income Portfolio-Intial Shares - 1.25% series contract	48,322.167	108.908	14,916.435	33,514.640
Growth and Income Portfolio-Intial Shares - 0.95% series contract	1,088.166	204.026	294.529	997.663
Opportunistic Small Cap Portfolio-Intial Shares - 1.25% series contract	77,034.409	1,143.963	10,547.271	67,631.101
Opportunistic Small Cap Portfolio-Intial Shares - 0.95% series contract	3,577.832	0.000	453.684	3,124.148
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.25% series contract	41,652.813	1,494.456	4,235.998	38,911.271
DWS Small Cap Index VIP-Class A - 0.95% series contract	169.229	0.000	0.000	169.229
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	129,345.913	246.032	11,397.552	118,194.393
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	25,008.211	16.277	2,586.621	22,437.867
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	85,734.962	438.302	5,324.020	80,849.244
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,465.781	1.092	148.810	2,318.063
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	98,562.733	1,435.782	11,867.616	88,130.899
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,069.694	0.000	429.086	1,640.608
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	119,600.762	518.002	9,102.024	111,016.740
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13,463.145	0.000	716.813	12,746.332
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	119,386.503	2,014.431	13,173.009	108,227.925
Janus Henderson VIT Overseas Portfolio-Service Shares - 0.95% series contract	73.882	0.000	73.882	0.000
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	88,936.738	1,179.688	12,270.549	77,845.877
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	390.132	0.000	139.056	251.076
U.S. Real Estate Portfolio-Class I - 1.25% series contract	28,359.152	1,156.169	2,242.193	27,273.128
U.S. Real Estate Portfolio-Class I - 0.95% series contract	644.257	119.809	134.482	629.584
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class - 1.25% series contract	15,458.676	104.205	1,298.839	14,264.042
PIMCO High Yield Portfolio-Administrative Class - 0.95% series contract	64.053	0.000	64.053	0.000
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	68,824.778	358.521	14,622.663	54,560.636
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	0.000	44.615	44.615	0.000

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Year Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	19	$38.082189	$40.302281	$716	0.61%	0.95%	1.25%	14.16%	14.50%
Invesco V.I. Capital Appreciation Fund-Series I Shares	38	40.428724	40.428724	1,523	0.00%	1.25%	1.25%	33.69%	33.69%
Invesco V.I. Core Equity Fund-Series I Shares	4	28.906039	30.498994	123	0.74%	0.95%	1.25%	21.83%	22.20%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	209	12.954616	13.099593	2,702	0.00%	0.95%	1.25%	11.74%	12.08%
Invesco V.I. Government Securities Fund-Series I Shares	40	14.317695	15.334082	567	1.88%	0.95%	1.25%	3.32%	3.63%
Invesco V.I. Main Street Fund®-Series I Shares	4	38.448288	40.689501	154	0.85%	0.95%	1.25%	21.68%	22.05%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	37	21.837827	22.489093	806	0.00%	0.95%	1.25%	19.19%	19.55%
VP Large Company Value Fund-Class I	53	27.419048	29.017531	1,449	2.53%	0.95%	1.25%	2.59%	2.90%
VP Mid Cap Value Fund-Class I	39	43.215395	45.734457	1,682	2.22%	0.95%	1.25%	4.81%	5.13%
VP Ultra® Fund-Class I	5	57.957590	61.335573	289	0.00%	0.95%	1.25%	41.72%	42.15%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	45	76.181427	82.909333	3,447	1.78%	0.95%	1.25%	15.16%	15.50%
BlackRock Global Allocation V.I. Fund-Class I	32	44.217204	48.122426	1,408	2.19%	0.95%	1.25%	11.42%	11.76%
BlackRock Government Money Market V.I. Fund-Class I	158	1.236033	1.320578	195	4.65%	0.95%	1.25%	2.92%	2.96%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	23	36.339667	39.527628	825	6.40%	0.95%	1.25%	11.82%	12.16%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	54	64.494866	68.254234	3,505	0.00%	0.95%	1.25%	57.44%	57.91%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	179	85.391338	92.932462	15,319	1.42%	0.95%	1.25%	24.36%	24.74%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	48	60.652895	66.010672	2,917	0.74%	0.95%	1.25%	22.28%	22.65%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	70	84.411051	91.865106	5,937	0.72%	0.95%	1.25%	19.46%	19.82%
Government Money Market Portfolio	1,613	0.998540	1.054107	1,612	4.15%	0.95%	1.25%	3.37%	3.49%
Growth and Income Portfolio-Initial Shares	32	55.944877	60.632232	1,767	0.65%	0.95%	1.25%	25.11%	25.49%
Opportunistic Small Cap Portfolio-Initial Shares	63	37.126690	40.238036	2,352	0.34%	0.95%	1.25%	7.92%	8.25%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	38	43.881146	47.276298	1,648	1.08%	0.95%	1.25%	15.30%	15.65%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	126	84.723103	92.206064	10,864	2.09%	0.95%	1.25%	13.98%	14.32%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	79	99.178190	107.940132	7,802	0.16%	0.95%	1.25%	16.60%	16.95%
Janus Henderson VIT Forty Portfolio-Institutional Shares	85	61.286528	66.028154	5,245	0.20%	0.95%	1.25%	38.22%	38.64%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	105	58.201364	63.342608	6,180	0.93%	0.95%	1.25%	25.20%	25.58%
Janus Henderson VIT Overseas Portfolio-Service Shares	100	24.224456	25.944797	2,415	1.41%	0.95%	1.25%	9.21%	9.54%
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio-Class I	27	55.662728	60.327085	1,511	2.19%	0.95%	1.25%	13.09%	13.43%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	15	21.909996	21.909996	320	5.51%	1.25%	1.25%	10.85%	10.85%
PIMCO Real Return Portfolio-Administrative Class	58	14.532071	14.532071	847	2.93%	1.25%	1.25%	2.38%	2.38%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Year Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	20	$33.358982	$35.197138	$663	0.68%	0.95%	1.25%	-3.83%	-3.54%
Invesco V.I. Capital Appreciation Fund-Series I Shares	40	30.240457	30.240457	1,201	0.00%	1.25%	1.25%	-31.65%	-31.65%
Invesco V.I. Core Equity Fund-Series I Shares	4	23.727166	24.959187	104	0.79%	0.95%	1.25%	-21.54%	-21.30%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	239	11.593393	11.687760	2,776	0.00%	0.95%	1.25%	-31.84%	-31.64%
Invesco V.I. Government Securities Fund-Series I Shares	33	13.858094	14.797021	454	1.90%	0.95%	1.25%	-11.41%	-11.14%
Invesco V.I. Main Street Fund®-Series I Shares	4	31.597548	33.338517	131	1.41%	0.95%	1.25%	-21.13%	-20.89%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	40	18.322532	18.812024	743	0.00%	0.95%	1.25%	-29.01%	-28.79%
VP Large Company Value Fund-Class I	54	26.727108	28.199821	1,439	2.06%	0.95%	1.25%	-1.50%	-1.21%
VP Mid Cap Value Fund-Class I	41	41.231717	43.503376	1,700	2.12%	0.95%	1.25%	-2.42%	-2.13%
VP Ultra® Fund-Class I	5	40.895149	43.148163	215	0.00%	0.95%	1.25%	-33.22%	-33.02%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	48	66.154931	71.780018	3,157	1.40%	0.95%	1.25%	-6.11%	-5.82%
BlackRock Global Allocation V.I. Fund-Class I	33	39.684423	43.058906	1,328	0.00%	0.95%	1.25%	-16.91%	-16.66%
BlackRock Government Money Market V.I. Fund-Class I	168	1.200983	1.282562	202	1.40%	0.95%	1.25%	0.13%	0.35%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	24	32.497196	35.241338	793	4.62%	0.95%	1.25%	-11.47%	-11.20%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	61	40.965871	43.223065	2,522	0.00%	0.95%	1.25%	-47.06%	-46.90%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	206	68.664753	74.503242	14,183	1.24%	0.95%	1.25%	-19.34%	-19.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	52	49.602446	53.821162	2,611	0.49%	0.95%	1.25%	-23.83%	-23.60%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	80	70.659430	76.667028	5,651	0.60%	0.95%	1.25%	-19.09%	-18.84%
Government Money Market Portfolio	93	0.965966	1.018560	91	1.17%	0.95%	1.25%	0.01%	0.30%
Growth and Income Portfolio-Initial Shares	35	44.717562	48.318011	1,547	0.65%	0.95%	1.25%	-15.88%	-15.63%
Opportunistic Small Cap Portfolio-Initial Shares	71	34.402048	37.172465	2,443	0.00%	0.95%	1.25%	-17.66%	-17.41%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	39	38.057468	40.878226	1,488	0.88%	0.95%	1.25%	-21.63%	-21.39%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	141	74.334325	80.655507	10,596	1.15%	0.95%	1.25%	-17.45%	-17.19%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	83	85.058486	92.293583	7,091	0.19%	0.95%	1.25%	-16.99%	-16.74%
Janus Henderson VIT Forty Portfolio-Institutional Shares	90	44.340148	47.626588	3,986	0.16%	0.95%	1.25%	-34.38%	-34.18%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	124	46.487421	50.441232	5,804	0.96%	0.95%	1.25%	-20.42%	-20.18%
Janus Henderson VIT Overseas Portfolio-Service Shares	108	22.182237	22.182237	2,401	1.52%	1.25%	1.25%	-9.97%	-9.97%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	78	20.134222	21.755174	1,573	3.72%	0.95%	1.25%	-15.40%	-15.14%
U.S. Real Estate Portfolio-Class I	28	49.220195	53.183669	1,376	1.19%	0.95%	1.25%	-27.97%	-27.75%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	14	19.765416	19.765416	282	4.91%	1.25%	1.25%	-11.42%	-11.42%
PIMCO Real Return Portfolio-Administrative Class	55	14.194405	14.194405	774	6.44%	1.25%	1.25%	-13.01%	-13.01%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	23	$34.686683	$36.487331	$801	0.44%	0.95%	1.25%	26.35%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	46	44.241895	46.538363	2,017	0.00%	0.95%	1.25%	21.04%	21.41%
Invesco V.I. Core Equity Fund-Series I Shares	5	30.240338	31.714325	159	0.62%	0.95%	1.25%	26.14%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	259	17.010210	17.096742	4,405	0.00%	0.95%	1.25%	17.61%	17.97%
Invesco V.I. Government Securities Fund-Series I Shares	35	15.643324	16.652715	552	2.41%	0.95%	1.25%	-3.49%	-3.20%
Invesco V.I. Main Street Fund®-Series I Shares	4	40.062700	42.142220	168	0.75%	0.95%	1.25%	25.98%	26.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	47	25.809474	26.418750	1,220	0.00%	0.95%	1.25%	9.77%	10.10%
VP Large Company Value Fund-Class I	62	27.135331	28.544018	1,684	1.42%	0.95%	1.25%	20.19%	20.56%
VP Mid Cap Value Fund-Class I	50	42.256425	44.449803	2,128	1.13%	0.95%	1.25%	21.66%	22.03%
VP Ultra® Fund-Class I	9	61.238119	64.416294	584	0.00%	0.95%	1.25%	21.62%	21.99%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	53	70.457558	76.217387	3,707	1.28%	0.95%	1.25%	20.16%	20.52%
BlackRock Global Allocation V.I. Fund-Class I	38	47.760229	51.664695	1,818	0.92%	0.95%	1.25%	5.34%	5.66%
BlackRock Government Money Market V.I. Fund-Class I	162	1.199442	1.278056	195	0.00%	0.95%	1.25%	-1.02%	-0.73%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	29	36.707719	39.687065	1,072	4.43%	0.95%	1.25%	4.02%	4.33%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	71	77.377990	81.393992	5,504	0.00%	0.95%	1.25%	11.52%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	224	85.125696	92.084496	19,127	1.13%	0.95%	1.25%	26.81%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	56	65.124952	70.450091	3,700	0.81%	0.95%	1.25%	25.41%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	90	87.328248	94.466495	7,894	0.44%	0.95%	1.25%	25.54%	25.92%
Government Money Market Portfolio	102	0.965848	1.015477	99	0.01%	0.95%	1.25%	-1.27%	-0.92%
Growth and Income Portfolio-Initial Shares	49	53.159552	57.265983	2,631	0.48%	0.95%	1.25%	24.06%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	81	41.780604	45.008678	3,380	0.12%	0.95%	1.25%	15.01%	15.36%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	42	48.559444	52.000745	2,031	0.89%	0.95%	1.25%	13.07%	13.42%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	154	90.042548	97.404054	14,083	0.87%	0.95%	1.25%	15.73%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	88	102.467445	110.847041	9,058	0.32%	0.95%	1.25%	15.37%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	101	67.573527	72.362244	6,810	0.00%	0.95%	1.25%	21.36%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	133	58.413952	63.190354	7,837	0.52%	0.95%	1.25%	16.61%	16.97%
Janus Henderson VIT Overseas Portfolio-Service Shares	119	24.639821	26.230339	2,944	1.01%	0.95%	1.25%	11.87%	12.21%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	89	23.799286	25.637540	2,127	3.74%	0.95%	1.25%	-1.57%	-1.27%
U.S. Real Estate Portfolio-Class I	29	68.328305	73.606884	1,985	2.04%	0.95%	1.25%	38.06%	38.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	16	22.312993	23.471126	346	4.15%	0.95%	1.25%	2.34%	2.65%
PIMCO Real Return Portfolio-Administrative Class	69	16.317173	16.317173	1,123	4.78%	1.25%	1.25%	4.29%	4.29%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	49	$36.552203	$38.333122	$1,808	0.00%	0.95%	1.25%	34.88%	35.29%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	280	14.463191	14.492734	4,055	0.00%	0.95%	1.25%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	4	31.801897	33.351373	129	1.29%	0.95%	1.25%	12.52%	12.86%
Invesco V.I. American Value Fund-Series I Shares	27	27.452438	28.790147	728	0.73%	0.95%	1.25%	-0.14%	0.16%
Invesco V.I. Core Equity Fund-Series I Shares	7	23.972975	25.065379	178	1.27%	0.95%	1.25%	12.42%	12.77%
Invesco V.I. Government Securities Fund-Series I Shares	34	16.208816	17.202439	555	2.48%	0.95%	1.25%	4.94%	5.26%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	49	23.513241	23.995406	1,159	0.00%	0.95%	1.25%	40.67%	41.10%
VP Large Company Value Fund-Class I	69	22.576815	23.676986	1,558	1.50%	0.95%	1.25%	1.33%	1.64%
VP Mid Cap Value Fund-Class I	61	34.731828	36.424072	2,131	1.60%	0.95%	1.25%	-0.06%	0.25%
VP Ultra® Fund-Class I	14	50.351604	52.804462	714	0.00%	0.95%	1.25%	47.98%	48.43%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	60	58.638581	63.240239	3,509	2.07%	0.95%	1.25%	2.13%	2.44%
BlackRock Global Allocation V.I. Fund-Class I	41	45.338823	48.896815	1,845	1.17%	0.95%	1.25%	19.49%	19.86%
BlackRock Government Money Market V.I. Fund-Class I	160	1.211862	1.287503	194	0.34%	0.95%	1.25%	-0.75%	-0.47%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	33	35.290077	38.038826	1,164	4.91%	0.95%	1.25%	5.96%	6.29%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	81	69.386552	72.766776	5,609	0.24%	0.95%	1.25%	67.80%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	246	67.129651	72.397571	16,571	1.46%	0.95%	1.25%	16.53%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	74	51.929310	56.005440	3,887	1.03%	0.95%	1.25%	22.59%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	99	69.560898	75.019082	6,946	0.73%	0.95%	1.25%	22.14%	22.51%
Government Money Market Portfolio	110	0.978266	1.024922	108	0.29%	0.95%	1.25%	-1.06%	-0.72%
Growth and Income Portfolio-Initial Shares	53	42.849691	46.020012	2,296	0.70%	0.95%	1.25%	23.07%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	93	36.328928	39.017316	3,390	0.56%	0.95%	1.25%	18.39%	18.75%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	48	42.945707	45.849925	2,052	1.03%	0.95%	1.25%	17.93%	18.29%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	180	77.803143	83.909198	14,170	1.70%	0.95%	1.25%	12.88%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	105	88.815285	95.787508	9,316	0.06%	0.95%	1.25%	17.98%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	124	55.679608	59.444924	6,939	0.26%	0.95%	1.25%	37.65%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	146	50.091614	54.023458	7,361	0.66%	0.95%	1.25%	18.56%	18.92%
Janus Henderson VIT Overseas Portfolio-Service Shares	138	22.024969	23.375731	3,047	1.05%	0.95%	1.25%	14.57%	14.92%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	104	24.178834	25.967509	2,513	2.77%	0.95%	1.25%	6.45%	6.77%
U.S. Real Estate Portfolio-Class I	34	49.493357	53.155602	1,707	2.40%	0.95%	1.25%	-17.90%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	20	21.803079	22.865287	438	4.59%	0.95%	1.25%	4.43%	4.75%
PIMCO Real Return Portfolio-Administrative Class	86	15.646058	15.646058	1,350	1.30%	1.25%	1.25%	10.32%	10.32%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Year Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund- Series I Shares	54	$27.100451	$28.334627	$1,455	0.06%	0.95%	1.25%	34.49%	34.90%
Invesco Oppenheimer V.I. Main Street Fund®- Series I Shares	7	28.264528	29.551629	193	0.85%	0.95%	1.25%	30.43%	30.83%
Invesco V.I. American Value Fund-Series I Shares	32	27.492184	28.744247	878	0.69%	0.95%	1.25%	23.46%	23.84%
Invesco V.I. Core Equity Fund-Series I Shares	8	21.323850	22.227823	161	0.96%	0.95%	1.25%	27.35%	27.74%
Invesco V.I. Government Securities Fund-Series I Shares	34	15.445638	16.342701	518	2.46%	0.95%	1.25%	4.75%	5.07%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	173	21.022967	21.518766	3,638	0.00%	0.95%	1.25%	32.66%	33.06%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	56	16.714925	17.005924	932	0.00%	0.95%	1.25%	33.87%	34.28%
VP Large Company Value Fund-Class I	75	22.280451	23.295185	1,666	2.16%	0.95%	1.25%	25.88%	26.27%
VP Mid Cap Value Fund-Class I	67	34.751779	36.334270	2,314	2.10%	0.95%	1.25%	27.54%	27.92%
VP Ultra® Fund-Class I	10	34.026490	35.575864	350	0.00%	0.95%	1.25%	32.90%	33.30%
BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund-Class I	66	57.414691	61.732242	3,794	2.30%	0.95%	1.25%	22.36%	22.73%
BlackRock Global Allocation V.I. Fund-Class I	46	37.942813	40.796214	1,738	1.29%	0.95%	1.25%	16.52%	16.87%
BlackRock Government Money Market V.I. Fund-Class I	155	1.220961	1.293620	189	1.95%	0.95%	1.25%	0.58%	0.78%
BlackRock Variable Series Funds II, Inc.:
BlackRock High Yield V.I. Fund-Class I	35	33.303883	35.788902	1,176	5.43%	0.95%	1.25%	13.88%	14.22%
BNY Mellon Investment Portfolios:
Technology Growth Portfolio-Initial Shares	85	41.351764	43.234809	3,533	0.00%	0.95%	1.25%	24.24%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	275	57.608006	61.940098	15,888	1.73%	0.95%	1.25%	29.54%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	81	42.360914	45.547325	3,454	1.49%	0.95%	1.25%	32.68%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	122	56.952269	61.234617	6,995	1.19%	0.95%	1.25%	34.40%	34.80%
Government Money Market Portfolio	253	0.988699	1.032373	251	1.59%	0.95%	1.25%	0.41%	0.68%
Growth and Income Portfolio-Initial Shares	57	34.816599	37.279061	1,995	1.11%	0.95%	1.25%	27.51%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	100	30.685725	32.856476	3,074	0.00%	0.95%	1.25%	20.26%	20.62%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	60	36.415069	38.759660	2,188	1.09%	0.95%	1.25%	23.66%	24.03%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	207	68.925567	74.109227	14,431	1.91%	0.95%	1.25%	21.06%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	113	75.282233	80.945558	8,522	0.20%	0.95%	1.25%	33.79%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	132	40.448816	43.053127	5,349	0.15%	0.95%	1.25%	35.45%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	162	42.251397	45.429479	6,887	0.99%	0.95%	1.25%	27.43%	27.82%
Janus Henderson VIT Overseas Portfolio-Service Shares	159	19.224242	20.341265	3,054	1.82%	0.95%	1.25%	25.12%	25.50%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	115	22.714151	24.320410	2,618	4.08%	0.95%	1.25%	9.49%	9.83%
U.S. Real Estate Portfolio-Class I	37	60.280812	64.544432	2,247	1.92%	0.95%	1.25%	17.45%	17.81%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio-Administrative Class	24	20.877974	21.828635	508	5.09%	0.95%	1.25%	13.32%	13.66%
PIMCO Real Return Portfolio-Administrative Class	94	14.182675	14.182675	1,329	1.67%	1.25%	1.25%	7.09%	7.09%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

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At MassMutual Ascend, we are committed to going above and beyond – so when it comes to our customers’ financial futures, the impossible feels possible. As a leading provider of annuities, we see our products as more than just contracts. Our annuities are transparent and easier to understand, so our customers always know what to expect.

As a proud subsidiary of MassMutual with more than five decades of experience, we are proud to offer customers a level of strength and stability they can count on for years to come.

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